Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per Unit
Schedule of calculations of the basic and diluted earnings per common unit

	Year ended December 31,
	2025	2024	2023
Partnership’s Net income	$61,645	$51,591	$35,872
Less:
Net Income attributable to preferred unitholders	9,686	12,978	11,563
General Partner’s interest in Net Income	49	38	24
Deemed dividend on redeemable Series B Preferred Units (Note 8)	1,503	—	—
Net income attributable to common unitholders	$50,407	$38,575	$24,285
Weighted average number of common units outstanding, basic and diluted	36,557,558	36,799,490	36,802,247
Earnings per common unit, basic and diluted	$1.38	$1.05	$0.66